Segment Reporting - Schedule of Significant Segment Expenses (Details) - Segment Expenses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Segment Expenses [Line Items]
General and administrative expenses	$ 6,888,041	$ 9,647,380
Payroll and compensation	1,270,000	614,166
Research and development	875,975	114,649
Total operating expenses	$ 9,034,016	$ 10,376,195